Stock-based compensation	6 Months Ended
Sep. 30, 2014
Stock-based compensation

10. Stock-based compensation

For details of the Bank’s employee stock option scheme refer to the Bank’s Form 20-F filed with the Securities and Exchange Commission on July 31, 2014.

On July 26, 2014 the Compensation Committee of the Board approved the grant of 574,000 options (Scheme XXIII) and 41,085,000 options (Scheme XXIV) to the employees of the Bank, respectively.

Assumptions used

The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Six months period ended September 30,
	2013	2014

Dividend yield	0.81%	0.82%

Expected volatility	28.57%-36.95%	24.30%-32.00%

Risk-free interest rate	8.21%-8.30%	8.42%-8.63%

Expected lives	1.0-7.0 years	1.0-7.0 years

Activity and other details

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Options available to be granted Six months period ended September 30,
	2013		2014

Options available to be granted, beginning of period*	58,080,400		112,121,300

Equity shares allocated for grant under the plan	100,000,000	**	—

Options granted	(47,028,500)		(41,659,000)

Forfeited/ lapsed*	535,700		728,550

Options available to be granted, end of period	111,587,600		71,190,850

*	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/ lapse are not available for re-issue.
**	The annual general meeting held on June 27, 2013, reserved 100.0 million equity shares with aggregate nominal value of Rs. 200.0 million for grant under the Bank’s employee stock option scheme.

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Six months period ended September 30,
	2013			2014
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price

Options outstanding, beginning of period	65,443,045	Rs.	417.32	92,476,600	Rs.	556.06

Granted	47,028,500		680.00	41,659,000		835.50

Exercised	(11,100,840)		365.69	(15,271,720)		402.98

Forfeited	(517,500)		585.96	(664,300)		737.35

Lapsed	(18,200)		413.66	(64,250)		352.35

Options outstanding, end of period	100,835,005	Rs.	544.65	118,135,330	Rs.	673.48

Options exercisable, end of period	45,717,605	Rs.	420.24	49,232,630	Rs.	533.57

Weighted average fair value of options granted during the period		Rs.	258.52		Rs.	302.31

The following summarizes information about stock options outstanding as of September 30, 2014:

		As of September 30, 2014
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price

Plan C	Rs. 680.00 to Rs.835.50 (or US$ 10.98 to US$ 13.49)	7,352,600	3.45	Rs.	691.97

Plan D	Rs. 340.96 to Rs. 680.00 (or US$ 5.51 to US$ 10.98)	7,751,850	2.91		639.40

Plan E	Rs. 440.16 to Rs. 680.00 (or US$ 7.11 to US$ 10.98)	62,148,100	2.73		569.30

Plan F	Rs. 835.50 to Rs. 835.50 (or US$ 13.49 to US$ 13.49)	40,848,000	5.72		835.50

General ESOP	Rs. 118.61 to Rs. 251.72 (or US$ 1.92 to US$ 4.07)	34,780	0.09	Rs.	238.72

The intrinsic value, of options exercised during the six months period ended September 30, 2014, at grant date and at exercise date was Rs. 85.4 million (September 30, 2013 Rs. 59.8 million) and Rs. 6,103.1 million (September 30, 2013 Rs. 3,249.1 million), respectively. The aggregate intrinsic value at grant date and as at September 30, 2014 attributable to options outstanding was Rs. 273.6 million and Rs. 23,528.8 million, respectively. The aggregate intrinsic value at grant date and as at September 30, 2014 attributable to options which are exercisable as on September 30, 2014 was Rs. 273.6 million and Rs. 16,694.0 million, respectively. Total stock compensation cost (including on modification) recognized under these plans was Rs. 1,710.7 million and Rs. 4,985.4 million during the six month period ended September 30, 2013 and September 30, 2014, respectively. As of September 30, 2014, there were 68,902,700 unvested options with weighted average exercise price of Rs. 773.5 and aggregate intrinsic value at grant date and as at September 30, 2014 of nil and Rs. 6,834.8 million, respectively. As at September 30, 2014, the total estimated compensation cost to be recognized in future periods is Rs.12,770.2 million. This is expected to be recognized over a weighted average period of 1.05 years.